Employee Benefits (Amounts Recognized In Accumulated Other Comprehensive Income) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Benefits [Abstract]
Balance at beginning of year	$ 1,431,000	$ 2,348,000	$ 625,000
Actuarial gain (loss)	945,000	(622,000)	1,723,000
Amortization of actuarial gain	(145,000)	(295,000)	0
Net actuarial gain	$ 2,231,000	$ 1,431,000	$ 2,348,000